4. LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 7) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Past due loans
Loans 30-59 Days Past Due	$ 0	$ 0
Loans 60-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Non-accrual	968	513
Total Past Due Loans	968	513
Total Current Loans	1,189,794	1,015,013
Total loans	1,190,762	1,015,526
Commercial Real Estate
Past due loans
Loans 30-59 Days Past Due	0	0
Loans 60-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Non-accrual	0	0
Total Past Due Loans	0	0
Total Current Loans	641,652	533,909
Total loans	641,652	533,909
Consumer Real Estate
Past due loans
Loans 30-59 Days Past Due	0	0
Loans 60-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Non-accrual	783	65
Total Past Due Loans	783	65
Total Current Loans	286,338	249,642
Total loans	287,121	249,707
Commercial and industrial loans (except those secured by real estate)
Past due loans
Loans 30-59 Days Past Due	0	0
Loans 60-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Non-accrual	60	189
Total Past Due Loans	60	189
Total Current Loans	170,649	153,480
Total loans	170,709	153,669
Consumer and other
Past due loans
Loans 30-59 Days Past Due	0	0
Loans 60-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Non-accrual	0	21
Total Past Due Loans	0	21
Total Current Loans	11,542	13,518
Total loans	11,542	13,539
Construction and land development
Past due loans
Loans 30-59 Days Past Due		0
Loans 60-89 Days Past Due		0
Loans 90 or More Days Past Due		0
Non-accrual		238
Total Past Due Loans		238
Total Current Loans		64,464
Total loans	79,738	$ 64,702
Construction and land development
Past due loans
Loans 30-59 Days Past Due	0
Loans 60-89 Days Past Due	0
Loans 90 or More Days Past Due	0
Non-accrual	125
Total Past Due Loans	125
Total Current Loans	79,613
Total loans	$ 79,738